Related Party Transactions_Details Of Assets Pledged As Collateral To Related Parties(Details) - KB Insurance Co., Ltd. - KRW (₩)	12 Months Ended
	Dec. 31, 2017 [1]	Dec. 31, 2016
Land and buildings
Details Of Assets Pledged As Collateral To Related Parties Line Items [Line Items]
Carrying amount	₩ 0	₩ 217,369,000,000
Collateralized amount	0	26,000,000,000
Investment securities
Details Of Assets Pledged As Collateral To Related Parties Line Items [Line Items]
Carrying amount	0	50,000,000,000
Collateralized amount	₩ 0	₩ 50,000,000,000

[1]	The amounts are not disclosed as these are excluded from the Group’s related party as of December?31, 2017.